PREPAYMENTS AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAYMENTS AND OTHER CURRENT ASSETS
6.	PREPAYMENTS AND OTHER CURRENT ASSETS

Prepayments and other current assets consisted of the following:

	As of December 31,
	2016	2017
	US$	US$

Prepaid expenses	13,092	5,845
Advance to employees	1,334	903
Receivable from a broker for exercise of employee stock options	-	808
Rental deposits and others	7,668	4,876
Interest receivable	1,021	2,902
Rent paid to original lessors for sublease services	6,793	5,590
Receivable for real estate properties	989	-
Properties held for sale	-	5,429
Others	8,927	6,351

	39,824	32,704